INCOME TAX (Details Narrative)			12 Months Ended
		Jun. 01, 2023 AED (د.إ)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Net profits	[1]		$ (197,364)	$ 793,698	$ 1,019,999
unrecognized tax benefits			$ 0
SINGAPORE
Federal corporate tax rate			17.00%
UNITED ARAB EMIRATES
Federal corporate tax rate		9.00%
Net profits | د.إ		د.إ 375,000
CHINA
Federal corporate tax rate		25.00%

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.